Lease Liabilities (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates for all Operating Leases	Sep. 30, 2023	Mar. 31, 2023
Schedule of Weighted Average Remaining Lease Terms and Discount Rates for all Operating Leases [Abstract]
Weighted average remaining lease term (years)	3 years 1 month 9 days	3 years 7 months 9 days
Weighted average discount rate	7.00%	7.00%